Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
Long-term debt

17    Long-term debt

	Current liabilities		Non-current liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	601	496	3,380	2,693
Others	14	9	261	52
Fixed Rate Notes
US dollars	124	410	13,457	10,073
EUR	–	–	1,979	970
Accrued charges	324	221	–	–

	1,063	1,136	19,077	13,788

Brazilian debt
Brazilian Reais indexed to Brazilian Government long-term interest rate—TJLP/CDI and General Price Index-Market (IGP-M)	175	247	6,066	5,245
Basket of currencies	2	–	10	–
Non-convertible debentures	1,957	–	379	2,505
US dollars denominated	170	–	1,267	–
Accrued charges	101	112	–	–

	2,405	359	7,722	7,750

Total	3,468	1,495	26,799	21,538

          The long-term portion at December 31, 2012 was as follows:

2014	1,371
2015	1,204
2016	1,884
2017 and after	22,340

26,799

          At December 31, 2012 annual interest rates on long-term debt were as follows:

Up to 3%	5,443
3.1% to 5%(*)	5,691
5.1% to 7%(**)	12,393
7.1% to 9%(**)	4,921
9.1% to 11%(**)	1,338
Over 11%(**)	481

30,267

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.
(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and TJLP plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 8,227 of which US$ 7,890 has an original interest rate above 5.1% per year. The average cost of debts not denominated in U.S. Dollars after derivatives contracting is 3.16% per year in US dollars.

          Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of December 31, 2012				Balance
					December 31, 2012	December 31, 2011
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	1,973	2,167
Tranche "B"—Salobo	5	5	No date	6.5% p.a + IGP-DI	379	364

					2,352	2,531

Short-term portion					1,957
Long-term portion					379	2,505
Accrued charges					16	26

					2,352	2,531

          The indexation indices/rates applied to our debt were as follows:

	Year ended as of
	2012	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	5.7	6.0	6.0
IGP-M—General Price Index-Market	7.6	5.0	10.9
Appreciation (devaluation) of Real against US dollar	(8.6)	(10.8)	4.5

          In October 2012, Vale issued a R$2.5 billion (US$1.2 billion) export credit note to a Brazilian commercial bank that will mature in 2022. As of December 31, 2012, we had withdrawn the total amount of this facility.

          In September 2012, Vale entered into a R$3.9 billion financing agreement (US$1.9 billion) with Banco Nacional de Desenvolvimento Econômico Social ("BNDES") to finance the implementation of the CLN 150 Mtpy project, which will increase Vale's northern system railway estimated nominal capacity to approximately 150 million tons per year. As of December 31, 2012, we had drawn R$2.1 billion (US$1 billion) under this facility.

          In September 2012, Vale issued US$1.5 billion notes due 2042. The notes were sold at a price of 99.198% of the principal amount and will bear a coupon of 5.625% per year, payable semi-annually.

          In August 2012, Vale International entered into a bilateral Pre-export Financing Agreement with a commercial bank in an amount of US$ 150 maturing in five years from its disbursement date. As of December 31, 2012, Vale International had drawn down the total amount of this facility.

          On July 10, 2012 we issued €750 million, equivalent to US$919, euro-denominated notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at 99.608% of the principal amount.

          In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$1,250 notes due 2022 that were priced in March at 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas's US$1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were issued at of 98.804% of the principal amount.

          All the securities issued through our 100% finance subsidiary Vale Overseas Limited, are fully and unconditionally guaranteed by Vale.

Credit Lines and Revolving Credit Lines

		Credit line
						Amounts drawn at December 31,
	Contractual Currency			Available until	Total amount available
Financial Institution		Date of agreement				2012	2011	2010
Revolving Credit Lines
Revolving Credit Facility—Vale/Vale International/ Vale Canada	US$	April 2011		5 years	3,000	–	–	–
Credit Lines
Nippon Export and investment Insurance ("Nexi")	US$	May 2008*(a	)	5 years**	2,000	300	300	150
Japan Bank for International Cooperation ("JBIC")	US$	May 2008*(b	)	5 years**	3,000	–	–	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")	R$	April 2008*(c	)	5 years**	3,572	1,753	1,368	941
Loans
Export-Import Bank of China e Bank of China Limited	US$	September 2010(d	)	13 years	1,229	837	467	291
Export Development Canada ("EDC")	US$	October 2010(e	)	10 years	1,000	975	500	250
Korean Trade Insurance Corporation ("K-Sure")	US$	August 2011(f	)	12 years	528	409	161	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")
Vale Fertilizantes	R$	November 2009(g	)	9 years	20	20	18	18
PSI 4.50%	R$	June 2010(h	)	10 years	379	343	258	100
Vale Fertilizantes	R$	October 2010(i	)	8 years	121	110	109	91
PSI 5.50%	R$	March 2011(j	)	10 years	50	43	43	–
CLN 150	R$	September 2012(k	)	10 years	1,900	1,032	–	–
Vale Fertilizantes	R$	October 2012(l	)	6 years	44	44	–	–
PSI 2.50%	R$	December 2012(m	)	10 years	89	–	–	–
*
Memorandum of Understanding ("MOU") signature date
**
The availability for application of projects is 5 years.
(a)
Mining projects, logistics and energy generation. Vale through its subsidiary PT Vale Indonesia Tbk (PTVI) applied in the amount of US$ 300 million for the financing of the construction of the hydroelectric plant of Karebbe, Indonesia and withdrew totally.
(b)
Mining projects, logistics and energy generation.
(c)
Credit Lines to finance projects.
(d)
Acquisition of twelve large ore carriers from Chinese shipyards.
(e)
Financing investments in Canada and Canadian exports.
(f)
Acquisition of five large ore carriers and two capesize bulkers from two Korean shipyards. The maturity period is counted from each vessel delivery.
(g)
Gypsum storage in Uberaba plant.
(h)
Acquisition of domestic equipments.
(i)
Expansion of production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(j)
Acquisition of domestic equipments.
(k)
Capacitação Logística Norte 150 Project (CLN 150).
(l)
Supplemental resources to expand production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(m)
Acquisition of wagons by VLI Multimodal.

Guarantee

          On December 31, 2012, US$1,450 (US$648 in 2011) of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

          Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of December 31, 2012.